Fair Value Measurements (Schedule of Assets and Liabilities Measured on Nonrecurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2012	Jan. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible Debt Obligations	$ 800	$ 800
Carrying Amount [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Term Loan	594,315	583,234
Other Debt	3,064	0
Convertible Debt Obligations	2,195	2,195
Estimated Fair Value [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Term Loan	597,000	586,200
Other Debt	3,064	0
Convertible Debt Obligations	$ 769	$ 801